Leases - Schedule of Weighted-average Remaining Lease Terms and Discount Rates (Details)	Feb. 28, 2023	Feb. 28, 2022
Assets and Liabilities, Lessee [Abstract]
Weighted average remaining lease term (years)	1 year 8 months 15 days	4 years 3 months 18 days
Weighted average discount rate	5.40%	5.70%